Note 7 Effect offsetting for derivatives and securities operation (Details) - EUR (€) € in Millions		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Classes of assets [Domain]
Effect of offsetting for derivatives and securities operation [Line Items]
Gross financial assets subject to offsetting, enforceable master netting arrangements or similar agreements		€ 121,468	€ 110,924	€ 124,869
Gross financial assets set off against financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements		32,268	27,759	8,866
Net financial assets subject to offsetting, enforceable master netting arrangements or similar agreements in statement of financial position		89,199	83,165	116,003
Financial instruments gross amount not offset in the consolidated balance sheets		77,427	73,405	105,151
Cash collateral received pledged gross amount not offset in the consolidated balance sheets		11,075	9,566	9,532
Net amount	[1]	698	194	1,320
Classes of liabilities [domain]
Effect of offsetting for derivatives and securities operation [Line Items]
Gross financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements		143,626	131,818	149,456
Gross financial liabilities set off against financial assets subject to offsetting, enforceable master netting arrangements or similar agreements		32,268	27,759	8,866
Net financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements in statement of financial position		111,357	104,059	140,590
Financial instruments gross amount not offset in the consolidated balance sheets		100,365	95,943	132,274
Cash collateral received pledged gross amount not offset in the consolidated balance sheets		8,931	7,658	7,013
Net amount	[1]	2,061	458	1,303
Derivatives [member] | Classes of assets [Domain]
Effect of offsetting for derivatives and securities operation [Line Items]
Gross financial assets subject to offsetting, enforceable master netting arrangements or similar agreements		40,930	45,523	44,641
Gross financial assets set off against financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements		7,809	8,362	8,866
Net financial assets subject to offsetting, enforceable master netting arrangements or similar agreements in statement of financial position		33,122	37,161	35,775
Financial instruments gross amount not offset in the consolidated balance sheets		21,478	27,446	25,171
Cash collateral received pledged gross amount not offset in the consolidated balance sheets		11,075	9,566	9,532
Net amount	[1]	569	148	1,072
Derivatives [member] | Classes of liabilities [domain]
Effect of offsetting for derivatives and securities operation [Line Items]
Gross financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements		40,087	43,924	44,536
Gross financial liabilities set off against financial assets subject to offsetting, enforceable master netting arrangements or similar agreements		7,809	8,362	8,866
Net financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements in statement of financial position		32,278	35,562	35,670
Financial instruments gross amount not offset in the consolidated balance sheets		21,478	27,446	27,354
Cash collateral received pledged gross amount not offset in the consolidated balance sheets		8,739	7,658	7,013
Net amount	[1]	2,061	458	1,303
Reverse repurchase securities borrowing and similar agreements [Member] | Classes of assets [Domain]
Effect of offsetting for derivatives and securities operation [Line Items]
Gross financial assets subject to offsetting, enforceable master netting arrangements or similar agreements		80,537	65,401	80,227
Gross financial assets set off against financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements		24,459	19,397	0
Net financial assets subject to offsetting, enforceable master netting arrangements or similar agreements in statement of financial position		56,078	46,005	80,227
Financial instruments gross amount not offset in the consolidated balance sheets		55,949	45,959	79,980
Cash collateral received pledged gross amount not offset in the consolidated balance sheets		0	0	0
Net amount	[1]	129	46	248
Repurchase securities lending and similar agreements [Member] | Classes of liabilities [domain]
Effect of offsetting for derivatives and securities operation [Line Items]
Gross financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements		103,538	87,893	104,920
Gross financial liabilities set off against financial assets subject to offsetting, enforceable master netting arrangements or similar agreements		24,459	19,397	0
Net financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements in statement of financial position		79,079	68,497	104,920
Financial instruments gross amount not offset in the consolidated balance sheets		78,887	68,497	104,920
Cash collateral received pledged gross amount not offset in the consolidated balance sheets		192	0	0
Net amount	[1]	€ 0	€ 0	€ 0

[1]
(1) It corresponds to the aggregation of the net amounts presented in the balance sheet, less the gross amount which is not offset in the balance sheet, corresponding to each Group entity that records a deficit in this regard.